Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 23, 2022
Components of lease cost
Operating lease cost	$ 15,348	$ 15,824	$ 13,949
Short-term lease cost	3,105	3,675	2,631
Variable lease cost	0	0	5,348
Total lease cost	18,453	19,499	21,928
Supplemental Cash Flows Information:
Cash paid for operating leases	(11,936)	(12,246)	(12,877)
Operating lease assets obtained in exchange for operating lease liabilities	10,756	$ 1,378	$ 19,728
Maturities of lease liabilities under operating leases as of December 31, 2024
2025	13,068
2026	11,823
2027	3,488
2028	2,377
2029	2,378
Thereafter	22,521
Total future payments for recognized leasing assets	$ 55,655
Less: leases not yet commenced	0
Less: imputed interest	$ 10,913
Total lease liabilities	$ 44,742
Average remaining lease term	10 years 8 months 12 days
Weighted-average discount rate (as a percent)	5.00%
Sina.com Technology (China) Co., Ltd
Restructuring Cost and Reserve [Line Items]
Equity interest acquired (in percent)			100.00%	100.00%